Commitments - Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 14,501	¥ 20,341